Related Party Transactions (Details)	6 Months Ended
Sep. 30, 2019
Feng Zhou [Member]
Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou [Member]
Nature of relationships with related parties	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd. [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou